GOODWILL AND INTANGIBLE ASSETS (Schedule of Specific asset impairment charges) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of detailed information about intangible assets [line items]
Internally developed intangible assets	$ 4,623
Rapid COVID-19 antigen test [Member]
Disclosure of detailed information about intangible assets [line items]
Internally developed intangible assets	2,214
Autoimmune smart reader [Member]
Disclosure of detailed information about intangible assets [line items]
Internally developed intangible assets	1,265
Tri-stat instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Internally developed intangible assets	1,024
COVID-19 ELISA test [Member]
Disclosure of detailed information about intangible assets [line items]
Internally developed intangible assets	$ 120